Eaton Vance
National Ultra-Short Municipal Income Fund
June 30, 2026
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 94.8%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 2.2%
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Liq: TD Bank, N.A.), 2.90%, 12/1/54(1)	$7,700	$ 7,700,000
		$ 7,700,000
Education — 1.6%
Michigan University, 5.00%, 8/15/26	$1,100	$ 1,102,960
University of North Carolina at Chapel Hill, 3.475%, (67% of SOFR + 1.05%), 12/1/41(2)	4,500	4,529,375
		$ 5,632,335
Electric Utilities — 7.0%
Energy Northwest, WA, 5.00%, 7/1/27	$3,075	$ 3,154,219
Gainesville, FL, Utilities System Revenue, (SPA: Truist Bank), 2.90%, 10/1/42(1)	6,200	6,200,000
Indiana Municipal Power Agency, (LOC: Truist Bank), 2.93%, 1/1/42(1)	4,730	4,730,000
Long Island Power Authority, NY, 3.00% to 9/1/28 (Put Date), 9/1/55	2,855	2,861,420
San Antonio, TX, Electric and Gas Systems Revenue:
3.00% to 12/1/29 (Put Date), 2/1/55	1,670	1,662,438
3.08% to 12/1/28 (Put Date), 2/1/55	5,000	5,002,974
5.00%, 2/1/27	1,000	1,014,479
		$ 24,625,530
Escrowed/Prerefunded — 0.2%
Chicago, IL, Escrowed to Maturity, 5.00%, 1/1/28	$790	$ 818,142
		$ 818,142
General Obligations — 15.8%
Argyle Independent School District, TX, (PSF Guaranteed), 4.00% to 8/15/27 (Put Date), 8/15/57	$2,500	$ 2,533,705
Bergen County Improvement Authority, NJ, 4.00%, 5/19/27	6,000	6,067,481
Cass County Joint Water Resource District, ND, 3.45%, 4/1/27	1,250	1,249,967
Chicago Board of Education, IL, 4.00%, 12/1/27	3,215	3,215,619
Chicago, IL, 5.00%, 1/1/28	1,680	1,712,099
Dickinson Independent School District, TX, (PSF Guaranteed), 3.10% to 8/2/27 (Put Date), 8/1/37	1,250	1,252,384
Eagle Mountain and Saginaw Independent School District, TX, (PSF Guaranteed):
4.00% to 8/1/27 (Put Date), 8/1/50	1,605	1,625,917
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Eagle Mountain and Saginaw Independent School District, TX, (PSF Guaranteed): (continued)
Prerefunded to 8/1/27, 4.00%, 8/1/50	$20	$ 20,306
El Paso, TX, 5.00%, 8/15/26	1,000	1,002,728
Fort Bend Independent School District, TX, (PSF Guaranteed):
3.125% to 8/1/29 (Put Date), 8/1/56	750	753,721
3.80% to 8/1/28 (Put Date), 8/1/55	1,865	1,899,495
Harris County, TX, 5.00%, 8/15/26	2,000	2,005,382
Hudson County Improvement Authority, NJ, 4.00%, 6/11/27	1,000	1,012,433
Lake County, OH, 3.75%, 9/16/26	2,335	2,338,922
New Caney Independent School District, TX, (PSF Guaranteed), 4.00% to 8/15/27 (Put Date), 2/15/50	1,400	1,419,651
New York, NY, (SPA: Bank Of Montreal), 2.90%, 9/1/49(1)	2,630	2,630,000
Northside Independent School District, TX, (PSF Guaranteed), 3.55% to 6/1/28 (Put Date), 6/1/50	2,500	2,532,881
Philadelphia School District, PA, 5.00%, 9/1/28	1,745	1,828,264
Prosper Independent School District, TX, (PSF Guaranteed), 4.00% to 8/15/28 (Put Date), 2/15/53	3,000	3,067,887
Puerto Rico, 5.625%, 7/1/27	2,538	2,586,114
Quincy, MA, 5.00%, 7/24/26	7,597	7,606,770
Texas, (AMT), 5.00%, 8/1/27	2,500	2,504,182
Union Township Union County, NJ, 4.00%, 2/26/27	5,000	5,041,022
		$ 55,906,930
Hospital — 13.4%
Allegheny County Hospital Development Authority, PA, (UPMC), 3.37%, (SIFMA + 0.70%), 11/15/47(2)	$7,130	$ 7,090,815
Charlotte-Mecklenburg Hospital Authority, NC, (Atrium Health), 3.625% to 6/15/27 (Put Date), 1/15/48	1,500	1,512,561
Colorado Health Facilities Authority, (Children's Hospital of Colorado):
5.00%, 12/1/26	1,225	1,235,789
5.00%, 12/1/27	1,275	1,315,410
Colorado Health Facilities Authority, (CommonSpirit Health):
5.00%, 9/1/29	1,500	1,589,502
5.00% to 8/1/26 (Put Date), 8/1/49	4,045	4,049,557
Colorado Health Facilities Authority, (Intermountain Healthcare):
3.22%, (SIFMA + 0.55%), 5/15/61(2)	3,000	2,999,899
(SPA: TD Bank, N.A.), 2.90%, 5/15/64(1)	4,210	4,210,000
Connecticut Health and Educational Facilities Authority, (Yale New Haven Health), 5.00%, 7/1/27	1,600	1,637,541
Harris County Cultural Education Facilities Finance Corp., TX, (Memorial Hermann Health), 5.00% to 12/1/26 (Put Date), 7/1/49	1,490	1,506,857

Eaton Vance
National Ultra-Short Municipal Income Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Kentucky Economic Development Finance Authority, (Catholic Health), 2.65%, 5/1/34(3)	$5,995	$ 5,995,000
Metropolitan Government of Nashville and Davidson County Health and Educational Facilities Board, TN, (Vanderbilt University Medical Center), 5.00%, 7/1/29	990	1,048,402
Michigan Finance Authority, (Trinity Health Credit Group), 5.00%, 12/1/26	1,000	1,008,849
New Hampshire Business Finance Authority, (Novant Health Obligated Group), (LOC: Truist Bank), 2.85%, 11/1/64(1)	5,000	5,000,000
Pennsylvania Economic Development Financing Authority, (UPMC), 3.37%, (SIFMA + 0.70%), 11/15/47(2)	1,000	997,164
Philadelphia Authority for Industrial Development, PA, (Children's Hospital of Philadelphia), (SPA: JPMorgan Chase Bank, N.A.), 2.85%, 7/1/54(1)	4,630	4,630,000
Tarrant County Cultural Education Facilities Finance Corp., TX, (Christus Health), 5.00%, 7/1/26	1,500	1,500,000
		$ 47,327,346
Housing — 10.8%
Arkansas Development Finance Authority, 2.875% to 5/15/27 (Put Date), 7/1/57	$665	$ 665,033
California Municipal Finance Authority, CA, (Zenith on 25th), 3.00% to 12/1/29 (Put Date), 6/1/45	2,905	2,919,033
Colorado Housing and Finance Authority, (Creekside Flats), 3.00% to 11/1/29 (Put Date), 5/1/48	615	614,533
Columbus Franklin County Finance Authority, OH, (Castle Creek Apartments), 3.20% to 6/1/29 (Put Date), 6/1/44	625	628,470
Connecticut Housing Finance Authority, (Housing Mortgage Finance Program), Sustainability Bonds, 3.35% to 5/15/27 (Put Date), 11/15/66	1,305	1,305,559
District of Columbia Housing Finance Agency, (Paxton), 3.20% to 12/1/26 (Put Date), 9/1/40	3,025	3,025,345
Florida Housing Finance Corp., (Osprey Sound Apartments), 3.00% to 9/1/28 (Put Date), 3/1/43	2,000	2,000,925
Hawaii Housing Finance and Development Corp., (Hale Moiliili LP), 3.30% to 12/1/27 (Put Date), 12/1/29	2,500	2,515,717
Hillsborough County Housing Finance Authority, FL, (Silver Oaks Preservation LLC), 2.90% to 5/1/29 (Put Date), 11/1/44	1,150	1,148,532
Kansas Development Finance Authority, (Bureau Lofts), 2.70% to 10/1/28 (Put Date), 10/1/46	1,500	1,492,723
Kansas Development Finance Authority, (Floret Hill), 3.05% to 12/1/28 (Put Date), 12/1/43	765	768,340
Louisiana Housing Corp., (Capstone at The Oaks), 3.20% to 12/1/26 (Put Date), 6/1/46	2,700	2,701,490
Security	Principal Amount (000's omitted)	Value
Housing (continued)
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, TN, (Artist Lofts), 3.20% to 12/1/29 (Put Date), 12/1/59	$1,925	$ 1,935,611
Michigan Housing Development Authority, (Hom Flats at 28 West), 2.70% to 10/1/28 (Put Date), 10/1/43	2,345	2,339,703
New Jersey Housing and Mortgage Finance Agency, Social Bonds, 3.05%, 11/1/29	3,500	3,506,909
New Jersey Housing and Mortgage Finance Agency, (Rowan Towers), 3.10% to 7/1/28 (Put Date), 7/1/29	810	811,882
New York City Housing Development Corp., NY, 2.70% to 12/1/26 (Put Date), 5/1/56	825	824,656
New York Mortgage Agency:
Social Bonds, (AMT), 1.15%, 10/1/26	1,330	1,320,047
Social Bonds, (AMT), 5.00%, 10/1/26	1,300	1,305,204
Phoenix Industrial Development Authority, AZ, (Broadway Farms at Hurley Station, Phase I), 3.10% to 2/1/28 (Put Date), 2/1/59	1,500	1,503,310
Pima County Industrial Development Authority, AZ, (Flats at Ballpark Village), 2.71% to 4/1/28 (Put Date), 10/1/59	1,585	1,577,421
Rhode Island Housing and Mortgage Finance Corp., Green Bonds, 3.60% to 10/1/27 (Put Date), 10/1/54	865	865,213
Wisconsin Housing and Economic Development Authority, Housing Revenue:
3.75% to 5/1/28 (Put Date), 11/1/55	2,145	2,151,475
3.875% to 5/1/27 (Put Date), 11/1/54	205	205,117
		$ 38,132,248
Industrial Development Revenue — 8.2%
Burke County Development Authority, GA, (Georgia Power Co. Plant Vogtle), 3.00% to 6/15/29 (Put Date), 10/1/32	$975	$ 978,345
Burke County Development Authority, GA, (Georgia Power Co.), 3.30% to 8/21/29 (Put Date), 12/1/49	750	758,295
California Municipal Finance Authority, (Republic Services, Inc.), (AMT), 2.95%, 7/1/41	1,500	1,498,813
Chandler Industrial Development Authority, AZ, (Intel Corp.), (AMT), 4.00% to 6/1/29 (Put Date), 6/1/49	3,000	3,048,035
Cumberland County Industrial Facilities and Pollution Control Financing Authority, NC, (AMT), 3.125% to 12/1/26 (Put Date), 12/1/27	3,500	3,497,658
Houston, TX, (United Airlines, Inc.), (AMT), 5.25%, 7/15/26	1,500	1,501,160
Mississippi Business Finance Corp., (Chevron USA, Inc.), 3.00%, 11/1/35(1)	2,580	2,580,000
Mobile Industrial Development Board, AL, (Alabama Power Co., Barry Plant), 2.95% to 11/14/29 (Put Date), 6/1/34	3,250	3,250,109

Eaton Vance
National Ultra-Short Municipal Income Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue (continued)
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment), (AMT), 5.00%, 1/1/27	$1,000	$ 1,010,948
New York Transportation Development Corp., (John F. Kennedy International Airport), (AMT), 2.25%, 8/1/26	645	644,673
Ohio Air Quality Development Authority, (American Electric Power Co., Inc.), (AMT), 3.70%, 10/1/28	3,000	3,027,272
Parish of St. John the Baptist, LA, (Marathon Oil Corp.), 3.30% to 7/3/28 (Put Date), 6/1/37	3,500	3,570,675
West Virginia Economic Development Authority, (Appalachian Power Co.):
3.375% to 6/15/28 (Put Date), 3/1/40	1,000	1,008,047
(AMT), 3.30% to 9/1/28 (Put Date), 1/1/41	2,500	2,515,730
		$ 28,889,760
Insured - General Obligations — 1.8%
Allegheny County, PA, (AG), 3.157%, (67% of SOFR + 0.55%), 11/1/26(2)	$840	$ 839,989
Cicero County School District No. 99, IL, (BAM), 4.00%, 12/1/26	1,150	1,154,117
Colorado Science and Technology Park Metropolitan District No. 1, (AG), 5.00%, 12/1/26	375	377,943
Luzerne County, PA, (AG), 5.00%, 6/15/28	1,125	1,175,489
Sterling, IL:
(BAM), 5.00%, 11/1/26	405	407,673
(BAM), 5.00%, 11/1/27	305	313,784
(BAM), 5.00%, 11/1/28	275	288,876
Washington, (AMBAC), 0.00%, 12/1/26	2,000	1,977,105
		$ 6,534,976
Insured - Special Tax Revenue — 0.2%
Casino Reinvestment Development Authority, Inc., NJ, (AG), 5.00%, 11/1/26	$865	$ 870,709
		$ 870,709
Insured - Transportation — 0.4%
North Carolina Turnpike Authority, (Triangle Expressway System), (AG), 5.00%, 1/1/27	$1,415	$ 1,430,743
		$ 1,430,743
Lease Revenue/Certificates of Participation — 3.0%
Jacksonville, FL, 5.00%, 10/1/26	$1,085	$ 1,091,508
Los Angeles, CA, 5.00%, 6/24/27(4)	5,000	5,107,636
Oklahoma Capitol Improvement Authority, 5.00%, 7/1/26	2,000	2,000,000
Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation (continued)
Rhode Island Health and Educational Building Corp., (Public School Revenue), Social Bonds, 4.00%, 5/15/27	$1,530	$ 1,547,733
San Antonio Municipal Facilities Corp., TX, (City Tower Renovation), 5.00% to 8/1/27 (Put Date), 8/1/50	1,000	1,022,011
		$ 10,768,888
Other Revenue — 9.8%
Black Belt Energy Gas District, AL:
4.288%, (67% of SOFR + 1.85%), 6/1/49(2)	$2,500	$ 2,536,764
5.00%, 12/1/27	1,000	1,022,436
5.00%, 12/1/28	2,000	2,069,896
5.00%, 5/1/29	1,000	1,040,177
5.50% to 2/1/29 (Put Date), 6/1/49	5,000	5,249,529
California Community Choice Financing Authority, Clean Energy Project Revenue:
Green Bonds, 5.00%, 12/1/27	570	578,204
Green Bonds, 5.00%, 7/1/29	490	516,310
Illinois Finance Authority, (Field Museum of Natural History), 3.684%, (70% of SOFR + 1.15%), 11/1/34(2)	1,525	1,530,688
Main Street Natural Gas, Inc., GA, Gas Supply Revenue:
4.00% to 9/1/27 (Put Date), 7/1/52	675	683,743
5.00%, 9/1/26	275	275,837
5.00%, 12/1/26	850	856,212
5.00%, 12/1/26	500	503,342
5.00%, 3/1/27	400	405,033
5.00%, 6/1/27	220	223,478
5.00%, 9/1/27	425	434,264
5.00%, 12/1/27	500	512,125
Northern California Energy Authority:
5.00%, 8/1/26	940	941,223
5.00%, 8/1/27	500	510,038
Northern California Gas Authority No. 1, Gas Project Revenue, 3.368%, (67% of 3 mo. SOFR + 0.72%), 7/1/27(2)	700	700,372
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.25%, 12/1/26	2,925	2,949,253
Southeast Energy Authority, AL, 5.00%, 10/1/30	5,000	5,342,963
Southern California Public Power Authority, (Clean Energy), Green Bonds, 5.00%, 11/1/29	585	612,795
Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply Revenue, 6.25%, 12/15/26	540	547,923
Texas Municipal Gas Acquisition and Supply Corp. II, Gas Supply Revenue:
3.281%, (66% of 3 mo. SOFR + 0.863%), 9/15/27(2)	1,335	1,337,928

Eaton Vance
National Ultra-Short Municipal Income Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Other Revenue (continued)
Texas Municipal Gas Acquisition and Supply Corp. II, Gas Supply Revenue: (continued)
3.50%, (67% of 3 mo. SOFR + 1.045%), 9/15/27(2)	$1,775	$ 1,780,537
Texas Municipal Gas Acquisition and Supply Corp. V, Gas Supply Revenue, 5.00%, 1/1/27	1,575	1,587,824
		$ 34,748,894
Senior Living/Life Care — 0.2%
Orange County Health Facilities Authority, FL, (Presbyterian Retirement Communities, Inc.), 5.00%, 8/1/26	$700	$ 700,810
		$ 700,810
Special Tax Revenue — 4.9%
Detroit Downtown Development Authority, MI, (Catalyst Development):
5.00%, 7/1/26	$600	$ 600,000
5.00%, 7/1/27	1,000	1,022,765
Louisiana, Gasoline and Fuels Tax Revenue:
(LOC: TD Bank, N.A.), 2.90%, 5/1/43(1)	5,330	5,330,000
Series A-2, (LOC: TD Bank, N.A.), 2.90%, 5/1/43(1)	2,600	2,600,000
New River Community Development District, FL, (Capital Improvements):
5.00%, 5/1/13(5)	35	0
5.75%, 5/1/38	55	55,057
New York City Transitional Finance Authority, NY, Future Tax Revenue:
5.00%, 11/1/29	1,500	1,609,389
(SPA: TD Bank, N.A.), 2.90%, 11/1/54(1)	5,000	5,000,000
New York Housing Finance Agency, Sustainability Bonds, 3.35% to 6/15/29 (Put Date), 6/15/54	1,250	1,254,050
Sterling Hill Community Development District, FL, (Capital Improvements), 5.50%, 11/1/10(6)	90	34,304
		$ 17,505,565
Transportation — 7.9%
Cleveland, OH, Airport System Revenue, 5.00%, 1/1/28	$2,000	$ 2,069,152
Dallas and Fort Worth, TX, (Dallas Fort Worth International Airport), (AMT), 5.00%, 11/1/28	3,250	3,406,473
E-470 Public Highway Authority, CO:
0.00%, (67% of SOFR + 0.70%), 9/1/39(2)(4)	750	749,475
3.175%, (67% of SOFR + 0.75%), 9/1/39(2)	2,000	1,999,154
Houston, TX, Airport System Revenue, (AMT), 5.00%, 7/1/28	1,000	1,039,524
Metropolitan Transportation Authority, NY, (LOC: Barclays Bank PLC), 3.05%, 11/1/32(1)	4,000	4,000,000
Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Metropolitan Washington Airports Authority, D.C., (AMT), 5.00%, 10/1/27	$2,500	$ 2,568,211
Miami-Dade County, FL, Aviation Revenue, (AMT), 5.00%, 10/1/27	1,000	1,026,164
Pennsylvania Turnpike Commission, (LOC: TD Bank, N.A.), 2.65%, 12/1/38(3)	4,210	4,210,000
Port of Seattle, WA, (AMT), 5.00%, 5/1/27	1,000	1,019,332
San Francisco City and County Airport Commission, CA, (San Francisco International Airport), (AMT), 5.00%, 5/1/28	1,000	1,037,954
Triborough Bridge and Tunnel Authority, NY, (LOC: Barclays Bank PLC), 3.05%, 1/1/32(1)	4,040	4,040,000
Virgin Islands Transportation and Infrastructure Corp., 5.00%, 9/1/27	800	817,160
		$ 27,982,599
Water and Sewer — 7.4%
Boston Water and Sewer Commission, MA, 4.00%, 11/1/27	$1,260	$ 1,261,341
Clairton Municipal Authority, PA, 5.00%, 12/1/26	700	704,912
District of Columbia Water and Sewer Authority, (SPA: Bank of America, N.A.), 2.90%, 10/1/60(1)	5,500	5,500,000
East County Advanced Water Purification Joint Powers Authority, CA, Green Bonds, 3.125%, 9/1/26	5,000	4,998,585
Houston, TX, Combined Utility System Revenue, 5.00%, 11/15/26	2,750	2,774,756
Jefferson County, AL, Sewer Revenue, 5.00%, 10/1/26	1,250	1,256,518
King County, WA, Sewer Improvement and Refunding Revenue, (SPA: U.S. Bank, N.A.), 2.85%, 1/1/65(1)	4,000	4,000,000
New York City Municipal Water Finance Authority, NY, (Water and Sewer System):
(SPA: JPMorgan Chase Bank, N.A.), 2.90%, 6/15/50(1)	1,200	1,200,000
(SPA: Mizuho Bank, Ltd.), 3.05%, 6/15/44(1)	2,000	2,000,000
San Antonio, TX, Water System Revenue, (SPA: TD Bank, N.A.), 2.90%, 5/1/55(1)	2,450	2,450,000
		$ 26,146,112
Total Tax-Exempt Municipal Obligations (identified cost $335,125,575)		$335,721,587

Eaton Vance
National Ultra-Short Municipal Income Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Taxable Municipal Obligations — 3.5%
Security	Principal Amount (000's omitted)	Value
General Obligations — 2.9%
Hudson County Improvement Authority, NJ, 4.375%, 3/1/27	$3,000	$ 2,999,384
New York, NY, 4.186%, 2/1/28	2,300	2,294,730
University of Connecticut, 3.83%, 3/23/27	5,000	4,982,780
		$ 10,276,894
Special Tax Revenue — 0.6%
Sales Tax Securitization Corp., IL, 4.089%, 1/1/28	$2,000	$ 1,991,425
		$ 1,991,425
Total Taxable Municipal Obligations (identified cost $12,311,151)		$ 12,268,319

Short-Term Investments — 0.0%†
Security	Shares	Value
BlackRock Liquidity Funds - MuniCash, Institutional Shares, 2.55%(7)	153,107	$ 153,122
Total Short-Term Investments (identified cost $153,122)		$ 153,122
Total Investments — 98.3% (identified cost $347,589,848)		$348,143,028
Other Assets, Less Liabilities — 1.7%		$ 6,042,118
Net Assets — 100.0%		$354,185,146
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at June 30, 2026.
(2)	Floating rate security. The stated interest rate represents the rate in effect at June 30, 2026.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at June 30, 2026.
(4)	When-issued security.
(5)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed bankruptcy and is non-income producing.
(6)	Security is in default and making only partial interest payments.
(7)	The rate shown is the annualized seven-day yield as of June 30, 2026.
At June 30, 2026, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:
Texas	14.0%
Others, representing less than 10% individually	84.3%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At June 30, 2026, 2.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.6% to 1.3% of total investments.
Abbreviations:
AG	– Assured Guaranty, Inc.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
Liq	– Liquidity Provider
LOC	– Letter of Credit
PSF	– Permanent School Fund
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index
SOFR	– Secured Overnight Financing Rate
SPA	– Standby Bond Purchase Agreement

The Fund did not have any open derivative instruments at June 30, 2026.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Eaton Vance
National Ultra-Short Municipal Income Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At June 30, 2026, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$335,721,587	$ —	$335,721,587
Taxable Municipal Obligations	—	12,268,319	—	12,268,319
Short-Term Investments	153,122	—	—	153,122
Total Investments	$153,122	$347,989,906	$—	$348,143,028
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.